Cover Page	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	GRAN TIERRA ENERGY INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34018
Entity Tax Identification Number	98-0479924
Entity Address, Address Line One	500 Centre Street S.E.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2G 1A6
City Area Code	403
Local Phone Number	265-3221
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GTE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001273441
Amendment Flag	false